OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities
OTHER LIABILITIES
IN MILLIONS OF USD	31.12.2018	31.12.2017
Personnel payables	42.1	38.8
Other service related vendors	15.6	23.3
Concession fee payables	15.1	12.8
Payables for capital expenditure	13.6	11.1
Sales tax and other tax liabilities	11.2	11.9
Insurances	4.3	3.8
Accrued liabilities	3.4	16.5
Accrued lease expenses	3.2	2.0
Legal fees	2.3	-
Payables to NCI’s	0.9	0.8
Other payables	9.8	11.1
Total	121.5	132.1

There are no non-current other liabilities.